FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Brent Byrne
Address: 650 E. Swedesford Road, Suite 100, Wayne, PA, 19087
13F File Number: N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Brent Byrne
Title: President
Phone: 610-688-5501
Signature: Brent Byrne
Place:  Wayne, PA
Date of Signing: Feb 06, 2008
Report Type (Check only one
[ X] 13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total($1000):  94673
List of Other Included Managers: 0
No.  13F File Number: N/A

FORM 13F INFORMATION TABLE


Name of Issuer     Title of ClCUSIP       Value ($1000)Number of SharSH or PRNInvest DiscreOther ManagVoting Discretion
Altra Group        Common     02209S103   4571         60438         SH       Sole         None       Sole
American Software  Common     029683109   2914         342791        SH       Sole         None       Sole
AT & T             Common     00206R102   3287         79085         SH       Sole         None       Sole
Bristol-Myers SquibCommon     110122108   2098         79123         SH       Sole         None       Sole
CBS                Common     124857202   2294         84190         SH       Sole         None       Sole
Chesapeake         Common     165159104   7187         138487        SH       Sole         None       Sole
Citi Group         Common     172967101   3735         126866        SH       Sole         None       Sole
Coca Cola          Common     191216100   3120         50839         SH       Sole         None       Sole
ConAgra Food       Common     205887102   1818         76412         SH       Sole         None       Sole
Creative TechnologyCommon     Y1775U107   1218         286488        SH       Sole         None       Sole
D&E Communication  Common     232860106   2190         151525        SH       Sole         None       Sole
DuPont             Common     263534109   2677         60711         SH       Sole         None       Sole
Eastman Kodak      Common     277761109   4177         190996        SH       Sole         None       Sole
Electrionic Data SYCommon     285661104   1951         94126         SH       Sole         None       Sole
Ford Motor         Common     345370860   891          132327        SH       Sole         None       Sole
Furniture Brands InCommon     360921100   1129         112259        SH       Sole         None       Sole
General Electric   Common     369604103   5090         137311        SH       Sole         None       Sole
General Motors     Common     370442105   3654         146803        SH       Sole         None       Sole
Hancock Fabric     Common     409900107   254          246182        SH       Sole         None       Sole
Hanes Brands       Common     410345102   259          9545          SH       Sole         None       Sole
Home Depot         Common     437076102   364          13497         SH       Sole         None       Sole
Int'l Paper        Common     460146103   4245         130890        SH       Sole         None       Sole
JP Morgan Chase    Common     46625H100   4822         110474        SH       Sole         None       Sole
Kraft Food         Common     50075N104   1225         37609         SH       Sole         None       Sole
Meadowbrook INS GRPCommon     58319P108   1812         192619        SH       Sole         None       Sole
Merck              Common     589331107   6725         115737        SH       Sole         None       Sole
Nautilus           Common     63910B102   652          134360        SH       Sole         None       Sole
Newell Rubbermaid  Common     651229106   1868         72196         SH       Sole         None       Sole
Pfizer             Common     717081103   4311         67500         SH       Sole         None       Sole
Sara Lee           Common     803111103   1255         78129         SH       Sole         None       Sole
Schering Plough    Common     806605101   2588         97146         SH       Sole         None       Sole
Standard Register  Common     853887107   1307         112120        SH       Sole         None       Sole
Startek            Common     85569C107   1990         443659        SH       Sole         None       Sole
Traffix            Common     892721101   2733         446493        SH       Sole         None       Sole
Tupperware         Common     899896104   3010         91122         SH       Sole         None       Sole
Westwood One       Common     961815107   1252         629180        SH       Sole         None       Sole